UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund:   BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
New York — 1.0%
American Museum of Natural History, 4.37%, 7/15/45	$1,000	$1,035,884
Morgan Stanley, 3.59%, 7/22/28 (a)	2,000	2,007,452
New York & Presbyterian Hospital, 4.06%, 8/01/56	2,000	2,028,672
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 7/01/45	1,000	1,053,424
Northwell Healthcare, Inc., 3.98%, 11/01/46	2,000	1,892,540
Total Corporate Bonds — 1.0%		8,017,972

Municipal Bonds	Par (000)	Value
New York — 84.5%
Corporate — 2.0%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (b)	280	300,933
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 7/01/22	500	559,270
5.00%, 7/01/28	1,520	1,653,730
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	362,176
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	750	911,737
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	780	1,029,834
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,405	6,912,563
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	2,150	2,152,279

Municipal Bonds	Par (000)	Value
New York (continued)
Corporate (continued)
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	$1,900	$1,843,608

		15,726,130
County/City/Special District/School District — 17.0%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	3,950	4,413,137
City of New York New York, GO, 5.00%, 10/01/39 (c)	2,500	2,945,550
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/30	2,250	2,688,907
Series B, 5.00%, 8/01/31	1,250	1,484,862
Series C, 5.00%, 8/01/34	500	579,325
Series E, 5.50%, 8/01/25	1,115	1,373,245
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	448,716
Series B-1, 5.00%, 10/01/38	4,000	4,724,280
Sub Series A-1, 5.00%, 8/01/37	5,000	5,843,050
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	809,336
Sub-Series I-1, 5.38%, 4/01/36	805	855,965
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55 (d)	5,000	1,052,400
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/35	3,500	4,067,210
5.00%, 11/15/40	6,090	6,995,644
4.00%, 11/15/45	2,075	2,147,770
5.00%, 11/15/45	8,490	9,693,203
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	5,000	1,954,650
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	1,500	515,595
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	746,809

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT (continued):
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	$1,850	$1,877,657
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	790	801,811
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	250	250,703
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	1,000	1,005,600
City of Poughkeepsie, GO, Refunding BAN, Series A, 4.00%, 5/04/18	1,200	1,207,200
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	531,440
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 9/01/35	445	533,559
5.00%, 9/01/36	400	477,296
5.00%, 9/01/37	445	528,869
5.00%, 9/01/38	685	812,143
5.00%, 9/01/39	555	656,959
County of Monroe Industrial Development Agency, Refunding RB, Rochester Schools Modernization Project:
5.00%, 5/01/31	1,840	2,224,781
5.00%, 5/01/32	1,690	2,032,242
5.00%, 5/01/33	1,750	2,091,267
County of Nassau New York, GO, Refunding, 5.00%, 1/01/38	1,500	1,699,110
County of Nassau New York, GO, Series A:
5.00%, 1/15/30	2,205	2,616,960
Series B, 5.00%, 10/01/30	2,015	2,397,931
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	140	161,815
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 2/15/21 (e)	60	69,064
5.75%, 2/15/47	40	45,788
Hudson Yards Infrastructure Corp., Refunding RB, Fiscal 2017, Series A, 5.00%, 2/15/42	16,750	19,470,200

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Fiscal 2017, Series A, Sub-Series E-1, 5.00%, 2/01/36	$3,500	$4,116,210
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	9,305	10,207,213
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,293,936
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	5,000	5,445,300
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	400	442,944
4 World Trade Center Project, 5.00%, 11/15/31	860	972,282
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,661,070
4 World Trade Center Project, 5.75%, 11/15/51	1,250	1,443,387
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	425	456,025
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,085	3,434,839
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,867,112
Town of Oyster Bay New York, GO, Series C:
Series A, 3.50%, 6/01/18	3,840	3,879,936
RAN, 2.50%, 2/23/18	275	275,943
Town of Oyster Bay New York, GO, Refunding, BAN:
Series B, 3.50%, 2/02/18	640	643,872
2.50%, 6/01/18	385	386,528
4.00%, 6/01/18	615	620,357

		131,979,003
Education — 11.1%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.63%, 10/01/20 (e)	305	318,338
3.25%, 10/01/37	910	907,279

2	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 6/01/43	$325	$367,595
Manhattan College Project, 5.00%, 8/01/47	1,860	2,133,829
New York Law School Project, 5.00%, 7/01/41	1,330	1,462,880
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	523,595
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
Alvin Ailey Dance Foundation, 4.00%, 7/01/41	1,000	1,034,330
Alvin Ailey Dance Foundation, 4.00%, 7/01/46	1,715	1,766,056
American Museum of Natural History, 5.00%, 7/01/37	885	1,019,334
Carnegie Hall, 4.75%, 12/01/39	1,550	1,650,393
Carnegie Hall, 5.00%, 12/01/39	1,325	1,420,797
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
5.00%, 8/01/28	2,690	3,177,562
Series A, 5.13%, 9/01/40	4,280	4,681,122
Series B, 4.00%, 8/01/35	1,000	1,046,910
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (e)	1,000	1,083,040
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	620	695,764
The Charter School for Applied Technologies Project, 5.00%, 6/01/35	600	647,700
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 5/01/34	130	141,462
5.00%, 5/01/39	165	177,735

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	$2,475	$2,078,109
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project, 5.00%, 7/01/42	1,980	2,307,215
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 7/01/32	300	362,538
Series A, 5.00%, 7/01/33	350	419,619
Series A, 5.00%, 7/01/34	350	416,966
Series A, 5.00%, 7/01/35	800	948,552
Series A, 5.00%, 7/01/36	1,000	1,178,210
Series A, 5.00%, 7/01/37	500	586,785
Series A, 5.00%, 7/01/38	240	275,995
Series C, 5.05%, 7/01/28	1,000	1,136,080
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (e)	1,000	1,086,830
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	381,506
5.00%, 7/01/42	220	232,157
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	564,620
County of St. Lawrence New York Industrial Development Agency, Refunding RB, St. Lawrence University Project:
Series A, 4.00%, 7/01/43	2,000	2,074,760
Series B, 4.43%, 7/01/56	1,500	1,526,445
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	504,531
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,145,770
5.00%, 7/01/44	2,000	2,280,920

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Dutchess County Local Development Corp., Refunding RB, Culinary Institute of America Project:
5.00%, 7/01/30	$200	$232,516
5.00%, 7/01/31	200	231,258
5.00%, 7/01/32	440	506,202
5.00%, 7/01/35	155	175,897
5.00%, 7/01/36	100	113,156
5.00%, 7/01/41	215	241,024
5.00%, 7/01/46	300	334,386
Horace Mann School, Series 2017, 3.27%, 7/01/27	2,000	1,996,767
New York State Dormitory Authority, RB, New School Project, Series B, 4.22%, 7/01/38	1,000	991,340
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	4,500	5,982,120
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/40	2,500	2,786,800
New School (AGM), 5.50%, 7/01/20 (e)	1,000	1,118,500
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	675,530
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	230	293,413
State University Dormitory Facilities, Series A, 5.00%, 7/01/19 (e)	750	802,613
State University Dormitory Facilities, Series A, 5.25%, 7/01/19 (e)	5	5,372
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	600	623,094
Touro College & University System, Series A, 5.50%, 1/01/44	2,000	2,203,280
University of Rochester, Series A, 5.75%, 7/01/19 (e)	865	935,679
University of Rochester, Series A, 5.75%, 7/01/39	135	144,840
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/33	470	548,029

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Barnard College, Series A, 5.00%, 7/01/43	$1,000	$1,142,630
Brooklyn Law School, 5.75%, 7/01/33	475	505,353
Culinary Institute of America, 5.00%, 7/01/42	300	318,459
Fordham University, 5.00%, 7/01/44	850	969,391
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	904,032
New York University, Series A, 5.00%, 7/01/42	1,000	1,130,080
Pratt Institute, Series A, 5.00%, 7/01/44	1,000	1,102,140
Rochester Institute of Technology, 5.00%, 7/01/34	750	829,297
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,624,031
Skidmore College, Series A, 5.25%, 7/01/29	135	154,108
St. John’s University, Series A, 5.00%, 7/01/37	350	400,442
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,482,784
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,464,600
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	1,004,521
State University Dormitory Facilities, Series A, 5.00%, 7/01/46	1,875	2,172,844
Teachers College, 5.50%, 3/01/19 (e)	850	903,745
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	465	537,666
Adelphi University Project, 5.00%, 10/01/35	265	308,073

4	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Town of Hempstead New York Local Development Corp., Refunding RB (continued):
Hofstra University Project, 5.00%, 7/01/47	$2,065	$2,362,443

		86,021,784
Health — 6.5%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	600	680,910
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,069,390
City of New York New York Industrial Development Agency, Refunding RB, Special Needs FAS Pool, Series A-1, 4.38%, 7/01/20	405	389,659
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 7/01/35	500	561,120
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc.:
Series A, 5.00%, 7/01/34	750	842,047
Series B, 4.00%, 7/01/41	9,360	9,674,215
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	329,751
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 6.00%, 2/01/28	185	185,307
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	465	465,442
5.00%, 12/01/32	580	580,406
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/46	4,800	5,340,576

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	$1,050	$1,176,010
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 7/01/21	270	270,046
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	715	715,122
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	305	342,433
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	285	285,048
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A:
4.25%, 7/01/44	1,595	1,608,143
5.00%, 7/01/44	1,250	1,328,612
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	3,962,735
Series B, 6.00%, 11/01/20 (e)	325	372,944
Series B, 6.00%, 11/01/30	50	55,261
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 5.00%, 1/01/28	930	1,033,630
Kendal On Hudson Project, 5.00%, 1/01/34	875	951,029
Westchester Medical Center Obligation, 5.00%, 11/01/46	1,610	1,749,249
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/19 (e)	250	264,617
Mental Health Services (AGM), 5.00%, 8/15/18 (e)	5	5,180

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
Mental Health Services (AGM), 5.00%, 2/15/22	$80	$82,781
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (e)	5	5,180
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/19 (e)	700	760,228
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (e)	1,055	1,187,160
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (e)	1,675	1,793,221
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (e)	1,725	1,853,547
Orange Regional Medical Center, 5.00%, 12/01/40 (b)	1,300	1,406,509
Orange Regional Medical Center, 5.00%, 12/01/45 (b)	1,700	1,827,551
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	301,452
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,795,165
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/21 (e)	2,500	2,831,450
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	1,570	1,761,273

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	$1,000	$1,054,450

		50,898,849
Housing — 1.9%
City of New York New York Housing Development Corp., RB:
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	2,020	2,269,874
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	400	440,428
Sustainable Neighborhood Bonds, 4.15%, 11/01/46	2,805	2,900,398
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	770	803,564
City of Yonkers New York Industrial Development Agency, RB, Series A, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	586,591
Sacred Heart Association Project, 5.00%, 10/01/37	1,640	1,642,788
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,002,810
County Westchester Local Development Corp., Refunding RB, Waterburg Senior Housing, Series A, 5.00%, 6/01/30 (b)	965	971,504
State of New York HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	875,840
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	1,975	1,988,983
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	645,516

6	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
State of New York HFA, RB, M/F Housing, Series A, AMT (continued):
Watergate II, 4.75%, 2/15/34	$580	$580,470

		14,708,766
State — 13.2%
City of New York New York Transitional Finance Authority, Series S-1, Fiscal 2018, Sub-Series E-1, Fiscal 2014, Fiscal 2015, Fiscal 2016, Sub-Series F-1:
BARB, Fiscal 2009, 5.63%, 7/15/38	200	207,220
BARB, Fiscal 2011, Sub-Series S-1B, Build America Bonds, 6.83%, 7/15/40	1,500	2,066,595
City of New York New York Transitional Finance Authority, Refunding, BARB, Series S-2, 5.00%, 7/15/35	1,250	1,480,563
City of New York New York Transitional Finance Authority, Refunding RB, 5.00%, 7/15/35	1,250	1,480,563
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, 5.00%, 2/01/42	650	726,622
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,156,260
Sub-Series B-1, 5.00%, 11/01/36	680	793,002
Sub-Series B-1, 5.00%, 8/01/42	2,800	3,226,020
5.00%, 2/01/41	3,000	3,428,580
Sub-Series B-1, 5.00%, 11/01/38	5,000	5,866,200
Sub-Series B-2, 3.15%, 11/01/25	2,000	2,048,360
5.00%, 5/01/38	3,450	4,046,298
5.00%, 5/01/39	4,295	5,029,531
New York State Dormitory Authority, RB, Series A:
Income Tax, 5.00%, 2/15/36	9,000	10,531,170
5.00%, 2/15/38	5,000	5,812,250
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	1,625	1,947,367
State of New York, GO, Series A, 5.00%, 2/15/39	750	790,980

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	$4,390	$5,077,123
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,243,047
Sales Tax, Series A, 5.00%, 3/15/37	5,000	5,917,800
Sales Tax, Series A, 5.00%, 3/15/42	8,335	9,744,032
Sales Tax, Series A, 5.00%, 3/15/43	9,305	10,861,261
Series B, 5.00%, 3/15/37	1,500	1,753,845
State of New York State Dormitory Authority, RB, Series C, 5.00%, 10/01/42	1,695	1,945,809
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/19 (e)	1,000	1,058,110
State of New York Urban Development Corp., RB, State Personal Income Tax:
General Purpose, Series A, 5.00%, 3/15/38	5,000	5,849,750
Series C, 5.00%, 3/15/32	4,000	4,635,800
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 1/01/20	1,065	1,122,201
University Facilities Grants, 5.50%, 1/01/19	1,845	1,909,077

		102,755,436
Tobacco — 3.8%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (b)	3,600	3,698,532
5.00%, 6/01/42	3,775	3,667,903
5.00%, 6/01/45	895	849,471
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 6/01/51	3,655	3,443,339
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 6/01/39	750	754,815

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	$1,280	$1,269,069
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,750	1,954,908
5.25%, 5/15/40	1,080	1,194,253
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,595	4,512,887
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 6/01/42	6,110	6,113,605
5.13%, 6/01/51	2,175	2,163,429

		29,622,211
Transportation — 21.7%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 1/01/47	1,275	1,470,776
Metropolitan Transportation Authority, RB:
Build America Bonds, 6.67%, 11/15/39	1,400	1,933,694
Build America Bonds, Series A-2, 5.99%, 11/15/30	1,995	2,491,157
Green Bonds, Series A, 5.00%, 11/15/42	5,000	5,826,100
Series A, 5.63%, 11/15/18 (e)	90	94,797
Series A-1, 5.25%, 11/15/33	540	638,334
Series B, 5.25%, 11/15/39	5,795	6,766,474
Series B, 5.25%, 11/15/44	2,125	2,474,180
Series C, 6.50%, 11/15/28	335	355,787
Series E, 5.00%, 11/15/38	2,350	2,706,307
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Sub-Series B-1, 5.00%, 11/15/36	10,000	11,849,400
Green Bonds, Series A-1, 5.25%, 11/15/56	1,560	1,813,266
Green Bonds, Series A-1, 5.25%, 11/15/57	5,410	6,375,793
Series F, 5.00%, 11/15/30	1,000	1,152,890
Series F, 5.00%, 11/15/35	1,500	1,765,785

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$9,985	$11,176,310
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
4.00%, 7/01/31	4,850	5,120,096
5.00%, 7/01/34	250	274,900
5.00%, 7/01/46	7,805	8,571,451
5.25%, 1/01/50	9,975	11,084,419
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 8/01/26	2,870	3,076,554
5.00%, 8/01/31	6,130	6,547,759
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	2,000	2,345,820
Consolidated, 160th Series, 5.65%, 11/01/40	1,800	2,319,714
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,114,800
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,230,920
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
178th Series, AMT, 5.00%, 12/01/43	285	313,013
186th Series, AMT, 5.00%, 10/15/44	6,000	6,793,440
189th Series, 5.00%, 5/01/45	990	1,127,788
195th Series, AMT, 5.00%, 4/01/36	1,430	1,648,147
202th Series, AMT, 5.00%, 4/15/37	5,000	5,779,650
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,125,080
195th Series, 5.00%, 10/01/35	2,800	3,239,068

8	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	$4,850	$5,611,353
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/42	280	312,399
Series J, 5.00%, 1/01/41	5,750	6,422,060
Series K, 5.00%, 1/01/29	5,000	5,926,600
Series K, 5.00%, 1/01/31	2,500	2,928,575
Series K, 5.00%, 1/01/32	3,500	4,082,260
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,290	1,498,038
5.00%, 11/15/45	2,000	2,298,980
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	2,480	1,564,186
General, Series A, 5.00%, 11/15/41	3,750	4,350,263
General, Series A, 5.00%, 11/15/50	1,000	1,135,420
General, Series B, 5.00%, 11/15/37	5,000	5,917,900
General, Series B, 5.00%, 11/15/38	4,500	5,301,180

		168,952,883
Utilities — 7.3%
City of New York New York Municipal Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,267,900
Fiscal 2017, Series AA, 4.00%, 6/15/46	5,000	5,199,200
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 6/15/47	2,455	2,942,465
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,158,350

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (continued):
2nd General Resolution, Fiscal 2017, Series EE, 5.00%, 6/15/37	$2,735	$3,243,409
2nd General Resolution, Fiscal 2017, Series EE, 5.25%, 6/15/37	1,075	1,307,748
Series FF-2, 5.50%, 6/15/40	800	860,640
City of New York New York Water & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 6/15/47	2,320	2,705,143
City of New York New York Water & Sewer System, Refunding RB, Sub Series BB-2, 5.00%, 6/15/32 (c)	1,000	1,214,590
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	554,750
Series C (CIFG), 5.25%, 9/01/29	3,000	3,696,000
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 4/01/19 (e)	875	934,098
Series A, 6.00%, 5/01/19 (e)	2,450	2,643,820
Series A, 5.00%, 9/01/34	4,280	4,894,736
Series A, 5.75%, 4/01/39	300	318,114
Series B, 5.00%, 9/01/41	1,500	1,730,745
Series B, 5.00%, 9/01/46	7,000	8,000,300
New York State Energy Research & Development Authority, Refunding RB, The Brooklyn Union Gas Co. Project, Series A-1 (NPFGC), 1.61%, 12/01/20 (f)	3,250	3,209,375
State of New York Environmental Facilities Corp., RB, Green Bonds, Series B, 5.00%, 3/15/45	2,535	2,906,302
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	1,000	1,127,580
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB:
5.00%, 4/01/28	100	120,429
5.00%, 4/01/29	375	448,181

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB (continued):
4.00%, 4/01/32	$100	$108,789
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	4,225	4,900,155

		56,492,819
Total Municipal Bonds in New York		657,157,881

Puerto Rico — 1.2%
State — 0.2%
Commonwealth of Puerto Rico, GO, Refunding, Series A (g),(h):
Public Improvement, 5.50%, 7/01/39	800	367,000
8.00%, 7/01/35	2,030	984,550
Commonwealth of Puerto Rico, GO, 6.00%, 7/01/38 (g),(h)	885	405,994

		1,757,544
Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	1,215	1,216,215
5.63%, 5/15/43	4,090	4,099,816

		5,316,031
Utilities — 0.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	1,785	1,365,650
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	1,190	916,407

		2,282,057
Total Municipal Bonds in Puerto Rico		9,355,632
Total Municipal Bonds — 85.7%		666,513,513

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York — 15.7%
County/City/Special District/School District — 3.5%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/29	$10,000	$12,117,000
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	750	861,847
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,730,805
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,000	2,357,600
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	2,250	2,583,961
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,345,815

		26,997,028
Education — 0.2%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.25%, 7/01/19 (e)	1,350	1,450,561
State — 6.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,210,501
City of New York New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	1,650	1,861,844
Sub-Series E-1, 5.00%, 2/01/30	8,000	9,580,400
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	1,440	1,608,278
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 3/15/41	1,000	1,115,820
Series A, 5.00%, 3/15/44	3,299	3,824,255
State Personal Income Tax, Series A, 5.00%, 2/15/34	10,000	11,804,466

10	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%, 3/15/37	$8,740	$9,314,655
5.00%, 3/15/45	6,003	6,954,060

		48,274,279
Transportation — 3.7%
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Sub-Series B-1, 5.00%, 11/15/51	10,000	11,355,175
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,695,285
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,950	2,256,813
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,776,918
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/41	10,000	11,600,700

		28,684,891
Utilities — 2.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,790	3,143,800
Fiscal 2012, Series BB, 5.00%, 6/15/44	3,751	4,223,489

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
Utilities (continued)
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	$1,503	$1,580,442
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/34	5,000	6,016,250
Series B, 4.00%, 12/15/35	1,300	1,413,516

		16,377,497

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.7%		121,784,256
Total Long-Term Investments (Cost — $769,797,841) — 102.4%		796,315,741

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74% (k)(l)	33,494,798	33,504,846
Total Short-Term Securities (Cost — $33,501,638) — 4.3%		33,504,846
Total Investments (Cost — $803,299,479) — 106.7%		829,820,587
Other Assets Less Liabilities — 1.1%		8,802,718
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.8)%		(60,879,177)

Net Assets — 100.0%		$777,744,128

Notes to Schedule of investments
(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Variable rate security. Rate shown is the rate in effect as of period end.

(g)	Non-income producing security.

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $1,191,479.

(k)	Annualized 7-day yield as of period end.

(l)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2017	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	27,004,384	6,490,414	33,494,798	$33,504,846	$45,530	$1,370	$102

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(193)	December 2017	$22,678	$157,263
10-Year U.S. Treasury Note	(1,282)	December 2017	$160,651	1,913,458
Long U.S. Treasury Bond	(883)	December 2017	$134,933	2,203,747
Ultra Long U.S. Treasury Bond	(376)	December 2017	$62,087	1,154,165
Total				$5,428,633

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.

12	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LIBOR	London Interbank Offered Rate
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$796,315,741	—	$796,315,741
Short-Term Securities	$33,504,846	—	—	33,504,846

Total	$33,504,846	$796,315,741	—	$829,820,587

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$5,428,633	—	—	$5,428,633

[1] See above Schedule of Investments for values in each sector or political subdivision.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $60,785,300 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

14	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 20, 2017